                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-6441
                                  ----------------------------------------------

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:    DECEMBER 31
                          ------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
MARCH 31, 2005

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
March 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

GOVERNMENT BONDS - 59.4%
AUSTRALIA - 0.9%
AUD     13,100,000  Australia Commonwealth,
                    7.50%, 9/15/09                               $    10,846,474
                                                                 ---------------
BELGIUM - 0.9%
EURO     7,830,000  Kingdom of Belgium, 4.25%,
                    9/28/14                                           10,652,462
                                                                 ---------------
CANADA - 3.7%
EURO     3,500,000  Government of Canada, 4.875%,
                    7/7/08                                             4,830,467
CAD     46,410,000  Government of Canada, 5.00%,
                    6/1/14                                            40,325,674
                                                                 ---------------
                                                                      45,156,141
                                                                 ---------------
DENMARK - 1.9%
DKK     79,600,000  Kingdom of Denmark, 8.00%,
                    3/15/06                                           14,571,120
DKK     42,000,000  Kingdom of Denmark, 6.00%,
                    11/15/09                                           8,242,137
                                                                 ---------------
                                                                      22,813,257
                                                                 ---------------
FRANCE - 13.7%
EURO    31,990,000  Government of France, 4.50%,
                    7/12/06                                           42,554,957
EURO    27,150,000  Government of France, 4.00%,
                    4/25/14                                           36,365,577
EURO    17,800,000  Government of France, 5.50%,
                    4/25/29                                           28,004,815
EURO    36,270,000  Government of France, 5.75%,
                    10/25/32                                          59,538,092
                                                                 ---------------
                                                                     166,463,441
                                                                 ---------------
GERMANY - 14.7%
EURO    20,860,000  German Federal Republic,
                    4.50%, 8/18/06                                    27,804,096
EURO     9,200,000  German Federal Republic,
                    4.00%, 2/16/07                                    12,249,297
EURO    19,350,000  German Federal Republic,
                    5.25%, 1/4/11                                     27,832,179
EURO     5,900,000  German Federal Republic,
                    6.25%, 1/4/24                                      9,911,223
EURO    24,540,000  German Federal Republic,
                    5.625%, 1/4/28                                    39,088,143
EURO    43,380,000  German Federal Republic,
                    4.75%, 7/4/34                                     62,298,818
                                                                 ---------------
                                                                     179,183,756
                                                                 ---------------
ITALY - 4.7%
EURO    30,990,000  Republic of Italy, 7.25%,
                    11/1/26                                           57,705,798
                                                                 ---------------
JAPAN - 10.2%
JPY  4,800,600,000  Government of Japan, 0.30%,
                    6/20/08                                           44,840,125
JPY  6,080,000,000  Government of Japan, 0.70%,
                    9/20/08                                           57,483,889
JPY    465,000,000  Government of Japan, 2.40%,
                    6/20/24                                            4,684,769
JPY  1,724,000,000  Government of Japan, 2.10%,
                    9/20/24                                           16,504,938
                                                                 ---------------
                                                                     123,513,721
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
March 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

NETHERLANDS - 4.0%
EURO    24,000,000  Kingdom of Netherlands,
                    3.00%, 7/15/06                                    31,363,977
EURO    12,780,000  Kingdom of Netherlands,
                    3.00%, 7/15/07                                    16,731,432
                                                                 ---------------
                                                                      48,095,409
                                                                 ---------------
SPAIN - 1.3%
EURO    11,680,000  Government of Spain, 4.25%,
                    10/31/07                                          15,749,278
                                                                 ---------------
UNITED KINGDOM - 3.4%
GBP     22,630,000  U.K. Treasury Stock, 4.00%,
                    3/7/09                                            41,736,886
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               721,916,623
(Cost $689,821,694)                                              ---------------

CORPORATE BONDS - 31.2%
FRANCE - 4.0%
EURO    36,400,000  Dexia Municipal Agency,
                    3.50%, 9/21/09                                    48,013,022
                                                                 ---------------
GERMANY - 12.3%
EURO    40,400,000  DEPFA Deutsche Pfandbriefbank
                    AG, 5.50%, 2/12/08                                56,284,155
EURO    42,050,000  Eurohypo AG, 5.25%, 9/21/07                       57,828,484
EURO    25,200,000  Kreditanstalt fuer Wiederaufbau,
                    5.25%, 1/4/10                                     35,832,637
                                                                 ---------------
                                                                     149,945,276
                                                                 ---------------
MULTI-NATIONAL - 7.4%
GBP      5,000,000  European Investment Bank,
                    4.50%, 10/23/08                                    9,346,659
GBP      7,150,000  European Investment Bank,
                    5.50%, 12/7/09                                    13,852,646
EURO    15,700,000  European Investment Bank,
                    5.625%, 10/15/10                                  22,867,410
GBP      4,920,000  European Investment Bank,
                    6.25%, 4/15/14                                    10,184,996
GBP      8,930,000  International Bank for
                    Reconstruction & Development
                    (the World Bank), 6.125%,
                    12/7/09                                           17,711,246
GBP      6,300,000  International Bank for
                    Reconstruction & Development
                    (the World Bank), 5.375%,
                    1/15/14                                           12,301,142
GBP      1,600,000  International Finance Corp.,
                    5.375%, 12/7/28                                    3,249,088
                                                                 ---------------
                                                                      89,513,187
                                                                 ---------------
NETHERLANDS - 4.0%
EURO    37,200,000  NV Bank Nederlandse
                    Gemeenten, 3.25%, 10/29/09                        48,761,944
                                                                 ---------------
UNITED KINGDOM - 3.5%
GBP     22,750,000  Network Rail MTN Finance plc,
                    4.875%, 3/6/09                                    42,967,260
                                                                 ---------------
TOTAL CORPORATE BONDS                                                379,200,689
(Cost $361,378,372)                                              ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
March 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 3.2%
UNITED KINGDOM - 3.2%
GBP     15,000,000  Barclays Bank plc, 2.066%,
                    4/1/05                                            19,441,510
GBP     15,000,000  Barclays Bank plc, 2.00%,
                    4/29/05                                           19,410,260
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                38,851,770
(Cost $39,231,870)                                               ---------------

TEMPORARY CASH INVESTMENTS(1) - 6.9% - 6.8%
UNITED STATES - 6.9%
USD     50,000,000  FHLMC Discount Notes, 2.54%,
                    4/1/05                                            50,000,000
USD     33,400,000  FHLMC Discount Notes, 2.54%,
                    4/1/05                                            33,400,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      83,400,000
(Cost $83,400,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.7%                               1,223,369,082
                                                                 ---------------
(COST $1,173,831,936)
OTHER ASSETS AND LIABILITIES - (0.7)%                                (8,119,663)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 1,215,249,419
                                                                 ===============

Forward Foreign Currency Exchange Contracts*

                                                                    Unrealized
      Contracts to Sell        Settlement Date         Value       Gain (Loss)
------------------------------------------------------------------------------
  3,230,000   EURO for SEK        5/26/2005         $4,192,241       $(10,515)
    219,390   AUD for USD         5/26/2005            168,789           3,275
  3,851,877   AUD for USD         5/26/2005          2,963,456          46,979
  4,340,371   AUD for USD         5/26/2005          3,339,281           2,979
 12,954,999   CAD for USD         5/26/2005         10,711,229          84,365
  3,627,229   CAD for USD         5/26/2005          2,999,003         (9,003)
  4,044,121   CAD for USD         5/26/2005          3,343,691         (5,249)
109,063,020   DKK for USD         5/26/2005         18,999,213         364,914
 11,888,550   EURO for USD        5/26/2005         15,430,238         354,857
 89,780,522   EURO for USD        5/26/2005        116,526,806       2,027,894
  2,279,243   GBP for USD         5/26/2005          4,294,024        (18,096)
 43,118,292   GBP for USD         5/26/2005         81,233,540       (688,289)
211,126,276   JPY for USD         5/26/2005          1,978,764           7,746
  4,465,139   NZD for USD         5/26/2005          3,160,800         (2,384)
                                                  ----------------------------
                                                  $269,341,075      $2,159,473
                                                  ============================
(Value on Settlement Date $271,500,548)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
March 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Unrealized
      Contracts to Buy         Settlement Date       Value       Gain (Loss)
----------------------------------------------------------------------------
   29,517,969  SEK for EURO       5/26/2005        $4,180,619       $(1,107)
    9,280,057  CHF for USD        5/26/2005         7,784,018      (128,988)
    3,387,726  EURO for USD       5/26/2005         4,396,955       (94,907)
   34,863,759  EURO for USD       5/26/2005        45,249,933        225,745
   53,173,509  EURO for USD       5/26/2005        69,014,294      (319,349)
    2,750,000  EURO for USD       5/26/2005         3,569,245      (112,565)
   12,163,519  EURO for USD       5/26/2005        15,787,122      (302,416)
    1,160,000  GBP for USD        5/26/2005         2,185,404         17,527
   33,756,645  GBP for USD        5/26/2005        63,596,484      (304,845)
4,218,121,816  JPY for USD        5/26/2005        39,534,001      (914,947)
  385,235,902  JPY for USD        5/26/2005         3,610,592       (62,764)
   22,117,549  NZD for USD        5/26/2005        15,656,658      (553,736)
   11,000,000  SEK for USD        5/26/2005         1,557,926       (13,705)
  198,549,514  SEK for USD        5/26/2005        28,120,495      (573,623)
                                                ----------------------------
                                                 $304,243,746   $(3,139,680)
                                                ============================
(Value on Settlement Date $307,383,426)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
are designed to protect the fund's investments against declines in foreign currencies (also known as hedging) or to increase exposure to a foreign currency, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another. The contracts are called
"forward" because they allow the fund to exchange a foreign currency for U.S.
dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
FHLMC = Federal Home Loan Mortgage Corporation
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NZD = New Zealand Dollar
SEK = Swedish Krona
USD = United States Dollar
(1) The rate indicated is the yield to maturity at purchase.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
March 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $1,174,381,664
                                         ==============
Gross tax appreciation of investments       $55,362,532
Gross tax depreciation of investments       (6,375,114)
                                         --------------
Net tax appreciation of investments         $48,987,418
                                         ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    May 27, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005